Commitments and contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lessor, Operating Lease, Payment

Years Ending December 31,
2022	$2,224
2023	2,276
2024	1,228
2025	151
2026	152
Thereafter	732
Total minimum lease payments	6,763
Less: Imputed interest	(1,318)
Total operating lease liabilities	$5,445

Rubicon Technologies L L C [Member] | Rubicon [Member]
Lessor, Operating Lease, Payment

Years Ending December 31,
2022	$1,674
2023	2,276
2024	1,228
2025	151
2026	152
Thereafter	732
Total minimum lease payments	6,213
Less: Imputed interest	(1,326)
Total operating lease liabilities	$4,887